Fees and Expenses - BNY Mellon Innovators ETF	Jun. 28, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.50%

* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the period May 18, 2023 (commencement of operations) through February 29, 2024, the fund's portfolio turnover rate was 12.39% of the average value of its portfolio.

Portfolio Turnover, Rate	12.39%